Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Present value of unfunded obligation	$ 5,849	$ 4,834
Total	$ 5,849	$ 4,834